NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Newbuildings
Movements in the six months ended June 30, 2019 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2018	52,254
Additions, net	139,681
Interest capitalized	391
Transfer to Vessels and Equipment, net	(166,121)
Balance at June 30, 2019	26,205